ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2022	2021	2020

Trade payables	$2,723,531	$987,498	$1,603,284
Payroll related liabilities	452,751	521,692	60,455
Accrued liabilities	186,148	282,032	66,622

	$3,362,430	$1,791,222	$1,730,361